Stockholders’ Equity (Details Narrative) $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
		Aug. 20, 2026 ₪ / shares	Jul. 01, 2026 USD ($) shares	Nov. 14, 2024 USD ($)	Jun. 30, 2025 shares	Mar. 31, 2025 shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Oct. 21, 2024 USD ($)	Aug. 30, 2024 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of ordinary shares	[1]						$ 1,203	$ 75
Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment amount										$ 20,000
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment amount											$ 10,000
2024 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock | shares									460,880
Aggregate offering price				$ 8,100
Gross proceeds consideration									$ 8,100
Total consideration									$ 7,700
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
NUmber of shares | shares	[2],[3]				379,641	67,750
Common Stock [Member] | Cayman Islands Exempt Limited Partnership [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
NUmber of shares | shares							170,135
Proceeds from issuance of ordinary shares							$ 1,300
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split		1-for-8
Common stock, par value | ₪ / shares		₪ 1.80
Share price | ₪ / shares		₪ 14.40
NUmber of shares | shares			0
Sale of stock | shares			40,957
Net proceeds			$ 300

[1]	See Note 3.2
[2]	Retroactively adjusted (See Note 3.1)
[3]	See Note 3.3